Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory

2. Inventory

Inventories are accounted for using the first-in, first-out (FIFO) method for Lifeline Skin Care products, and specific identification method for Lifeline Cell Technology products. Lab supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolete inventory and adjusted accordingly. The components of inventories are as follows (in thousands):

	March 31, 2013	December 31, 2012
Raw materials	$280	$276
Work in process	237	211
Finished goods	728	748

Total	1,245	1,235
Less: allowance for inventory obsolescence	(39)	(36)

Inventory, net	$1,206	$1,199

2. Inventory

Inventories are accounted for using the first-in, first-out (FIFO) method for Lifeline Skin Care products, and specific identification method for Lifeline Cell Technology products. Lab supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolete inventory and adjusted accordingly. The components of inventories are as follows (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$276	$265
Work in process	211	285
Finished goods	748	794

Total	1,235	1,344
Less: allowance for inventory obsolescence	(36)	(76)

Inventory, net	$1,199	$1,268